Certain Risks and Concentration (Major Customers) (Details) - Customer concentration risk [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Total revenues [Member]
Concentration Risk [Line Items]
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)	10.00%	10.00%
Total revenues [Member] | CMCC [Member]
Concentration Risk [Line Items]
Revenues generated through and from CMCC	¥ 309.3	$ 47.7	¥ 320.4	¥ 429.6
Percentage of concentration risk	19.20%	19.20%	19.60%	30.20%
Total accounts receivable and due from related parties [Member]
Concentration Risk [Line Items]
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)	10.00%	10.00%
Total accounts receivable and due from related parties [Member] | CMCC [Member]
Concentration Risk [Line Items]
Amounts due from CMCC	¥ 58.3		¥ 74.3		$ 9.0